Note 2 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2016	2015	2014
Weighted-average common shares outstanding	2,494,022	2,251,365	2,231,165

Average treasury stock shares	(386,165)	(236,399)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,107,857	2,014,966	2,041,635

Additional common stock equivalents used to calculate diluted earnings per share	11,357	9,154	7,871

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,119,214	2,024,120	2,049,506